Investments in Joint Ventures and Associates - Schedule Profit (loss) Sharing in Joint Ventures and Associates (Parenthetical) (Detail) $ in Thousands	Apr. 20, 2016 USD ($)
Petroquimica Mexicana de Vinilo. S. A. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Damages value	$ 461,000